Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 3 - Fair Value Measurement:
Items carried at fair value as of December 31, 2012 and 2011 are classified in the table below in one of the three categories described in Note 1O2.

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$2,560	$-	$-	$2,560
Restricted cash	33	-	-	33
Derivatives liabilities - warrants	-	(370)	-	(370)
Goodwill *	-	-	12,501	12,501

	$2,593	$(370)	$12,501	$14,724
	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$3,997	$-	$-	$3,997
Restricted cash	3,428	-	-	3,428
Derivatives liabilities - warrants	-	(53)	-	(53)
Goodwill *	-	-	14,238	14,238

	$7,425	$(53)	$14,238	$21,610
* As to relevant inputs- see Note 1H
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.
	Year ended December 31,
	2012	2011
	(in thousands)

Carrying value as of January 1	$14,238	$36,969
Sale of subsidiaries	(1,737)	-
Amount realized due the sale of Appbuilder	-	(13,099)
Goodwill impairment	-	(9,632)

Carrying value as of December 31	$12,501	$14,238

The Company's financial instruments consist mainly of cash and cash equivalents, current receivables, short-term credit, accounts payable and accruals and long-term loans .The fair value of the financial instruments is included in working capital and approximates their carrying values. The fair value of long-term bank loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.